Schedule of Effects of Reinsurance on Premiums and Contract Charges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effects of Reinsurance [Line Items]
Direct premiums and contract charges	$ 203,614	$ 199,289	$ 185,875
Total premiums and contract charges	185,766	180,641	167,112
Non-affiliate
Effects of Reinsurance [Line Items]
Assumed premiums and contract charges	697	685	672
Ceded premiums and contract charges	(16,359)	(17,361)	(17,705)
Affiliate
Effects of Reinsurance [Line Items]
Ceded premiums and contract charges	$ (2,186)	$ (1,972)	$ (1,730)